                                                     LINCOLN BENEFIT LIFE COMPANY
                                              The Consultant Solutions Variable Annuities
                                                     Consultant I Variable Annuity
                                                  Investor's Select Variable Annuity

                                                    Supplement Dated April 4, 2008
                                                  To the Prospectus Dated May 1, 2007

On April 7, 2008, we will change our administrative office for your variable annuity and we will have a new address and telephone number. Your prospectus is amended to replace all references to our old address and telephone number with our new address and telephone number, shown below.  Please keep this information with your prospectus or in a safe place.

Any instructions you mail to us for processing on or after April 7, 2008 must be mailed to our new address, otherwise your transaction may be delayed.

Our new address and telephone number are as follows:

         If you are sending us an additional premium payment:

         Lincoln Benefit Life Company
         PO BOX 758561
         Topeka KS  66675-8561

         If you are sending us correspondence that is NOT an additional premium payment:

         Lincoln Benefit Life Company
         PO BOX 758565
         Topeka, KS  66675-8565

         Telephone Number:

         800-457-7617

         Facsimile Number:

         1-785-228-4584

         Overnight Address:

         Lincoln Benefit Life Company
         5801 SW 6th Ave
         Topeka, KS 66606-0001